Income taxes (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Income taxes
Current income tax expense	$ 7.4	$ 7.8
Deferred income tax expenses	6.1	2.6
Total income tax expense	$ 13.5	$ 10.4